UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______March 2011______

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____May 6, 2011___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________80__________
Form 13F Information Table Value Total:  ______589,258_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other



AAR CORP -W/RTS TO PUR C/STK
CONVERTIBLE CORPORATE BONDS
000361AH8 9,551 8,500,000
PRN  Sole  8,500,000

AIRTRAN HLDGS INC
CONVERTIBLE SUB NOTE
00949PAD0 6,907 4,825,000
PRN   Sole   4,825,000

ALASKA COMMUNICATIONS SYSTEMS
CONVERTIBLE SUB NOTE
01167PAB7 8,570 8,000,000
PRN  Sole  8,000,000

ALTRA HOLDINGS INC
CONVERTIBLE SUB NOTE
02208RAC0 4,905 4,500,000
PRN  Sole  4,500,000

AMERICAN EQUITY INV
CONVERTIBLE CORPORAT
025676AJ6 3,660 3,000,000
PRN Sole 3,000,000

AMERICAN MED SYS HLDGS INC
CONVERTIBLE CORPORAT
02744MAA6 6,926 5,976,000
PRN Sole 5,976,000

AMERICAN MED SYS HLDGS INC
CONVERTIBLE CORPORAT
02744MAB4 8,618 6,450,000
PRN Sole 6,450,000

AMERIGROUP CORP
CONVERTIBLE CORPORAT
03073TAB8 8,136 5,300,000
PRN Sole 5,300,000

BARCLAYS BK PLC IPATH S&P 500
NASDAQ OTC ISSUES
06740C519 3,343 60,700
SH Sole 60,700

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AC0 786 625,000
PRN  Sole  625,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AD8 7,854 6,269,000
PRN  Sole  6,269,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AC6 11,663 9,550,000
PRN  Sole  9,550,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AA0 99 100,000
PRN  Sole  100,000

CBIZ Inc
CONVERTIBLE CORPORATE BONDS
124805AB8 2,871 2,900,000
PRN  Sole  2,900,000

CHARLES RIVER LABORATORIES
CONVERTIBLE CORPORAT
159864AB3 5,214 5,000,000
PRN Sole 5,000,000

CHEMED CORPORATION
CONVERTIBLE CORPORAT
16359RAC7 5,679 5,438,000
PRN Sole 5,438,000

CIENA CORPORATION
CONVERTIBLE CORPORATE BONDS
171779AF8 5,880 4,000,000
PRN   Sole   4,000,000

CIENA CORPORATION
CONVERTIBLE CORPORATE BONDS
171779AE1 3,809 3,900,000
PRN   Sole   3,900,000

CLEARWIRE COMM
CONVERTIBLE CORPORAT
18538TAG4 2,765 2,500,000
PRN Sole 2,500,000

COMTECH TELECOMMUNICATION
CONVERTIBLE CORPORAT
205826AF7 6,219 6,000,000
PRN Sole 6,000,000

Coinstar Inc Sr. Nt
Conv CONVERTIBLE SUB NOTE
19259PAF9 10,023 7,250,000
PRN Sole 7,250,000

COVANTA HOLDING
CONVERTIBLE CORPORAT
22282EAC6 10,073 8,500,000
PRN Sole 8,500,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
229678AC1 11,289 10,450,000
PRN  Sole  10,450,000

EARTHLINK INC
CONVERTIBLE CORPORATE BONDS
270321AA0 8,018 7,500,000
PRN  Sole  7,500,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAH9 7,794 5,800,000
PRN  Sole  5,800,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAG1 4,644 4,300,000
PRN  Sole  4,300,000

EXTERRAN HOLDINGS INC
CONVERTIBLE CORPORATE BONDS
30225XAA1 4,955 4,000,000
PRN  Sole  4,000,000

FINISAR CORP
CONVERTIBLE CORPORAT
31787AAK7 4,956 2,000,000
PRN Sole 2,000,000

GENCO SHIPPING & TRADING
CONVERTIBLE CORPORAT
36869MAA3 5,631 6,000,000
PRN Sole 6,000,000

GOLDCORP INC
CONVERTIBLE CORPORAT
380956AB8 4,463 3,500,000
PRN Sole 3,500,000

GRIFFON CORP
CONVERTIBLE CORPORAT
398433AD4 4,499 3,995,000
PRN Sole 3,995,000

HERTZ GLOBAL HLDGS INC
CONVERTIBLE CORPORATE BONDS
42805TAA3 12,392 6,150,000
PRN   Sole   6,150,000

HOME INNS HTL MNMGMT
CONVERTIBLE CORPORATE BONDS
43713WAA5 4,613 4,500,000
PRN   Sole   4,500,000

INGERSOLL-RAND GLOBAL HLDG CO
CONVERTIBLE CORPORATE BONDS
45687AAD4 23,256 8,550,000
PRN  Sole  8,550,000

Insulet Corp
CONVERTIBLE SUB NOTE
45784PAA9 9,835 8,137,000
PRN  Sole  8,137,000

INTERDIGITAL INC
CONVERTIBLE CORPORATE BONDS
458660AA5 4,878 4,500,000
PRN  Sole  4,500,000

IXIA
CONVERTIBLE SUB NOTE
45071RAA7 7,744 7,000,000
PRN  Sole  7,000,000

JAGUAR MINING INC
CONVERTIBLE SUB NOTE
47009MAG8 5,325 6,000,000
PRN  Sole  6,000,000

JAKKS PACIFIC INC
CONVERTIBLE SUB NOTE
47012EAC0 10,330 7,300,000
PRN  Sole  7,300,000

KAISER ALUMINUM CORP
CONVERTIBLE CORPORAT
483007AA8 3,095 2,500,000
PRN Sole 2,500,000

KAMAN CORP
CONVERTIBLE CORPORAT
483548AD5 7,711 6,250,000
PRN Sole 6,250,000

KINETIC CONCEPTS INC
CONVERTIBLE CORPORAT
52324WAF6 9,366 7,500,000
PRN Sole 7,500,000

LENNAR CORP
CONVERTIBLE CORPORAT
526057BE3 5,456 5,000,000
PRN Sole 5,000,000

LIFEPOINT HOSPITALS INC
CVT NT CONVERTIBLE SUB NOTE
53219LAH2 5,539 5,200,000
PRN Sole 5,200,000

MENTOR GRAPHICS CORP
CONVERTIBLE CORPORATE BONDS
587200AJ5 4,109 4,000,000
PRN  Sole  4,000,000

MYLAN INC
CONVERTIBLE CORPORATE BONDS
628530AJ6 11,976 6,500,000
PRN  Sole  6,500,000

NATIONAL FINANIAL
CONVERTIBLE CORPORATE BONDS
63607PAB5 7,015 5,250,000
PRN   Sole   5,250,000

NAVISTAR INTERNATIONAL CORP
CONVERTIBLE CORPORATE BONDS
63934EAL2 10,797 7,150,000
PRN   Sole   7,150,000

NETAPP INC
CONVERTIBLE CORPORAT
64110DAB0 12,689 8,000,000
PRN Sole 8,00,000

OLD REPUBLIC INTERNATIONAL
CONVERTIBLE CORPORAT
680223AH7 3,012 3,000,000
PRN Sole 3,000,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AD7 14,875 10,000,000
PRN  Sole  10,000,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AG0 6,431 5,463,000
PRN  Sole  5,463,000

PHOTRONICS INC
CONVERTIBLE CORPORATE BONDS
719405AG7 2,979 2,650,000
PRN  Sole  2,650,000

PROSHARES TR
COMMON STOCKS
74347R297 1,873 50,000
SH Sole 50,000

PROSHARES TR
COMMON STOCKS
74347R313 846 20,000
SH Sole 20,000

PSS WORLD MEDICAL INC
CONVERTIBLE CORPORATE BONDS
69366AAC4 7,013 5,000,000
PRN   Sole   5,000,000

QUANTUM CORP
CONVERTIBLE CORPORATE BONDS
747906AF2 5,910 6,000,000
PRN   Sole   6,000,000

RADISYS CORP
CONVERTIBLE CORPORAT
750459AE9 6,080 6,188,000
PRN Sole 6,188,000

RAMBUS INC-DEL
CONVERTIBLE CORPORAT
750917AC0 11,580 9,075,000
PRN Sole 9,075,000

REGIS CORPORATION
CONVERTIBLE CORPORAT
758932AA5 12,718 9,500,000
PRN Sole 9,500,000

ROVI CORP
CONVERTIBLE CORPORAT
779376AA0 6,644 5,000,000
PRN Sole 5,000,000

ROVI CORP
CONVERTIBLE CORPORAT
555904AB7 3,795 2,000,000
PRN Sole 2,000,000

RTI INTERNATIONAL METALS INC
CONVERTIBLE CORPORAT
74973WAA5 8,120 7,000,000
PRN Sole 7,000,000

SANDISK CORP
CONVERTIBLE CORPORAT
80004CAC5 6,361 6,500,000
PRN Sole 6,500,000

SBA COMMUNICATIONS CORP
CONVERTIBLE CORPORAT
78388JAM8 3,650 2,500,000
PRN Sole 2,500,000

SONIC AUTOMOTIVE INC-CL A
CONVERTIBLE CORPORAT
83545GAQ5 13,335 10,150,000
PRN Sole 10,150,000

SONOSITE INC
CONVERTIBLE CORPORAT
83568GAA2 7,852 7,035,000
PRN Sole 7,035,000

SOTHEBY'S HOLDINGS INC
CONVERTIBLE CORPORAT
835898AC1 8,221 5,000,000
PRN Sole 5,000,000

SYNNEX CORP
CONVERTIBLE SUB NOTE
87162WAA8 6,463 5,000,000
PRN 5,000,000

TAKE TWO INERACTIVE SOFTWARE
CONVERTIBLE CORPORAT
874054AA7 11,123 7,000,000
PRN Sole 7,000,000

TELEFLEX INC
CONVERTIBLE CORPORAT
879369AA4 3,745 3,325,000
PRN Sole 3,325,000

TEREX CORP
CONVERTIBLE CORPORAT
880779AV5 4,765 2,000,000
PRN Sole 2,000,000

TERREMARK WORLDWIDE INC
CONVERTIBLE CORPORAT
881448AF1 11,349 6,812,000
PRN Sole 6,812,000

TEXTRON INC
CONVERTIBLE SUB NOTE
883203BN0 5,136 2,400,000
PRN Sole 2,400,000

TTM TECHNOLOGIES INC
CONVERTIBLE SUB NOTE
87305RAC3 6,519 4,750,000
PRN Sole 4,750,000

UNITED RENTALS INC.
CONVERTIBLE CORPORAT
911363AL3 27,866 9,000,000
PRN Sole 9,000,000

VIRGIN MEDIA INC
CONVERTIBLE CORPORATE BONDS
92769LAB7 15,584 9,200,000
PRN  Sole  9,200,000

VIROPHARMA INC
CONVERTIBLE CORPORAT
928241AH1 8,128 6,400,000
PRN  Sole  6,400,000

VOLCANO CORP
CONVERTIBLE CORPORAT
928645AA8 5,517 4,960,000
PRN Sole 4,960,000

WEBMD HEALTH CORP
CONVERTIBLE CORPORAT
94770VAG7 5,842 6,000,000
PRN Sole 6,000,000

Rows - 80
Number of other managers - 0